TAXATION - Income taxes paid (net of refunds received) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
TAXATION
Mainland China	¥ 2,346,102
Others	1,386
Total	¥ 2,347,488
Mainland China, percent	99.90%
Others, percent	0.10%
Total, percent	100.00%